Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Jun. 30, 2011 Parent Company [Member] Predecessor [Member]	Jun. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Jun. 30, 2012 Parent Company [Member] Successor [Member]	Jun. 30, 2012 Parent Company [Member] Successor [Member]	Nov. 03, 2011 Parent Company [Member] Successor [Member]	Jun. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Jun. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Jun. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Jun. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Jun. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2011 Eliminations [Member] Predecessor [Member]	Jun. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Jun. 30, 2012 Eliminations [Member] Successor [Member]	Jun. 30, 2012 Eliminations [Member] Successor [Member]
Condensed Income Statements, Captions [Line Items]
Rental			$ 278,463						$ 556,355	$ 925,892	$ 1,137,232	$ 1,174,802	$ 175,566	$ 252,798	$ 509,429		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 205,677	$ 413,333	$ 690,994	$ 860,389	$ 882,153	$ 131,595	$ 190,152	$ 382,510	$ 347	$ 693	$ 1,455	$ 907	$ 616	$ 410	$ 1,504	$ 2,766	$ 72,439	$ 142,329	$ 233,443	$ 275,936	$ 292,033	$ 43,561	$ 61,142	$ 124,153	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Sales			240,330						462,643	792,230	876,362	813,684	171,690	242,261	476,653		0	0	0	0	0	0	0	0		84,653	164,210	284,442	324,322	324,843	59,172	81,563	162,164	96,501	190,478	323,349	346,085	295,728	75,570	107,645	214,624	135,490	250,120	450,380	458,172	492,308	111,931	138,251	249,587	(76,314)	(142,165)	(265,941)	(252,217)	(299,195)	(74,983)	(85,198)	(149,722)
Total revenue	168,766	530,358	518,793	500,205	526,361	505,727	496,715	484,791	1,018,998	1,718,122	2,013,594	1,988,486	347,256	495,059	986,082		0	0	0	0	0	0	0	0		290,330	577,543	975,436	1,184,711	1,206,996	190,767	271,715	544,674	96,848	191,171	324,804	346,992	296,344	75,980	109,149	217,390	207,929	392,449	683,823	734,108	784,341	155,492	199,393	373,740	(76,314)	(142,165)	(265,941)	(252,217)	(299,195)	(74,983)	(85,198)	(149,722)
Rental expenses			146,353						296,845	479,121	625,277	640,346	109,460	162,430	342,007		0	0	0	0	0	0	1	2		115,807	240,884	372,269	530,192	533,191	73,240	102,665	217,533	417	769	1,519	991	(1,884)	647	1,425	2,638	83,469	162,467	264,612	303,167	284,693	60,137	87,151	184,470	(53,340)	(107,275)	(159,279)	(209,073)	(175,654)	(24,564)	(28,812)	(62,636)
Cost of sales			60,418						122,137	205,377	250,253	244,784	48,520	69,683	139,748		0	0	0	0	0	11	17	36		63,790	129,721	214,489	227,565	226,537	76,396	42,728	120,001	29,051	57,536	95,803	109,621	96,681	25,674	38,779	77,224	68,339	126,588	221,410	224,028	210,319	44,650	61,969	123,216	(100,762)	(191,708)	(326,325)	(310,961)	(288,753)	(98,211)	(73,810)	(180,729)
Gross profit	102,964	330,644	312,022	287,994	300,219	288,411	278,786	270,648	600,016	1,033,624	1,138,064	1,103,356	189,276	262,946	504,327		0	0	0	0	0	(11)	(18)	(38)		110,733	206,938	388,678	426,954	447,268	41,131	126,322	207,140	67,380	132,866	227,482	236,380	201,547	49,659	68,945	137,528	56,121	103,394	197,801	206,913	289,329	50,705	50,273	66,054	77,788	156,818	219,663	267,817	165,212	47,792	17,424	93,643
Selling, general and administrative expenses			151,118						294,506	594,157	564,008	528,150	222,693	161,393	318,606		0	0	0	0	0	288	474	951		86,031	172,410	388,969	351,313	336,957	173,520	97,724	178,959	28,097	54,013	93,411	92,943	84,152	13,100	32,265	63,993	36,990	68,083	111,777	122,110	109,191	36,904	31,650	75,389	0	0		(2,358)	(2,150)	(1,119)	(720)	(686)
Research and development expenses			23,411						44,594	75,953	90,255	92,088	16,114	20,483	41,870		0	0	0	0	0	0	0	0		13,639	26,433	43,107	44,949	52,777	9,063	9,250	19,513	6,884	13,244	24,343	26,874	28,904	5,631	8,930	17,699	2,949	4,935	8,537	18,588	10,517	1,420	2,303	4,658	(61)	(18)	(34)	(156)	(110)	0	0	0
Acquired intangible asset amortization			8,856						17,712	29,518	37,426	40,634	16,678	54,325	123,750		0	0	0	0	0	0	0	0		0	0	0	0	0	4,444	25,233	59,220	8,856	17,712	29,518	37,426	40,634	10,468	18,851	40,951	0	0	0	0	0	1,766	10,241	23,579	0	0	0	0	0	0	0	0
Operating earnings (loss)	(52,625)	143,417	128,637	114,567	123,526	120,152	101,357	101,340	243,204	333,996	446,375	442,484	(66,209)	26,745	20,101		0	0	0	0	0	(299)	(492)	(989)		11,063	8,095	(43,398)	30,692	57,534	(145,896)	(5,885)	(50,552)	23,543	47,897	80,210	79,137	47,857	20,460	8,899	14,885	16,182	30,376	77,487	66,215	169,621	10,615	6,079	(37,572)	77,849	156,836	219,697	270,331	167,472	48,911	18,144	94,329
Non-operating intercompany transactions			0						0		0	0	0	0	0	0	0	0		0	0	0	0	0	0	26,423	76,541	85,085	143,843	128,072	49,423	5,641	66,375	26,942	100,098	113,318	74,147	118,107	10,426	2,161	128,312	(74,057)	(207,830)	(210,403)	(273,890)	(236,775)	(60,043)	(12,210)	(221,571)	20,692	31,191	12,000	55,900	(9,404)	194	4,408	26,884
Interest income and other			267						469	972	851	819	148	26	456		0	0	0	0	0	0	0	0		203	333	747	422	221	11,453	18,158	36,727	3,063	6,126	26,920	12,251	12,252	2,042	3,062	6,125	64	142	231	688	861	100	43	82	(3,063)	(6,132)	(26,926)	(12,510)	(12,515)	(13,447)	(21,237)	(42,478)
Interest expense			(17,157)						(37,997)	(61,931)	(87,053)	(104,918)	(114,992)	(134,345)	(254,929)		0	0	0	0	0	0	0	0		(20,210)	(44,106)	(88,697)	(99,438)	(117,221)	(117,028)	(137,375)	(260,993)	0	0	9	0	0	(11,389)	(18,175)	(36,350)	(10)	(23)	(169)	(125)	(212)	(22)	(32)	(64)	3,063	6,132	26,926	12,510	12,515	13,447	21,237	42,478
Foreign currency gain (loss)			(206)						(25)	(2,778)	(4,500)	(4,004)	22,250	20,421	5,534		0	0	0	0	0	0	0	0		(1,758)	(3,091)	(3,193)	442	(8,098)	25,873	22,340	8,969	74	189	409	177	(29)	(94)	(51)	147	1,478	2,877	6	(5,119)	4,123	(3,529)	(1,868)	(3,582)	0	0	0	0	0	0	0	0
Earnings (loss) before income taxes (benefit)			111,541						205,651	270,259	355,673	334,381	(158,803)	(87,153)	(228,838)		0	0	0	0	0	(299)	(492)	(989)		15,721	37,772	(49,456)	75,961	60,508	(176,175)	(97,121)	(199,474)	53,622	154,310	220,866	165,712	178,187	21,445	(4,104)	113,119	(56,343)	(174,458)	(132,848)	(212,231)	(62,382)	(52,879)	(7,988)	(262,707)	98,541	188,027	231,697	326,231	158,068	49,105	22,552	121,213
Income tax expense (benefit)			30,116						55,808	79,321	99,589	105,679	(43,934)	(32,519)	(83,526)		0	0	0	0	0	0	0	0		4,742	(13,447)	(6,010)	28,913	24,985	(41,505)	(23,909)	(44,208)	22,353	65,391	78,442	64,003	71,173	(325)	(4,126)	(31,122)	3,021	3,864	6,889	6,673	9,521	(2,104)	(4,484)	(8,196)	0	0	0	0	0	0	0	0
Earnings (loss) before equity in earnings (loss) of subsidiaries			81,425						149,843	190,938	256,084	228,702	(114,869)	(54,634)	(145,312)		0	0	0	0	0	(299)	(492)	(989)		10,979	51,219	(43,446)	47,048	35,523	(134,670)	(73,212)	(155,266)	31,269	88,919	142,424	101,709	107,014	21,770	22	144,241	(59,364)	(178,322)	(139,737)	(218,904)	(71,903)	(50,775)	(3,504)	(254,511)	98,541	188,027	231,697	326,231	158,068	49,105	22,552	121,213
Equity in earnings (loss) of subsidiaries			0						0	0	0	0	0	0	0					0	0	(114,570)	(54,142)	(144,323)		(28,095)	(89,403)	2,687	(117,195)	35,111	397	(1,497)	(102,497)	(59,364)	(178,322)	(139,737)	(218,904)	(71,903)	(50,775)	(3,504)	(254,511)	0	0	0	0	0	0	0	0	87,459	267,725	137,050	336,099	36,792	164,948	59,143	501,331
Net earnings (loss)	(49,631)	90,726	81,425	68,418	73,993	75,773	53,605	52,713	149,843	190,938	256,084	228,702	(114,869)	(54,634)	(145,312)		0	0	0	0	0	(114,869)	(54,634)	(145,312)		(17,116)	(38,184)	(40,759)	(70,147)	70,634	(134,273)	(74,709)	(257,763)	(28,095)	(89,403)	2,687	(117,195)	35,111	(29,005)	(3,482)	(110,270)	(59,364)	(178,322)	(139,737)	(218,904)	(71,903)	(50,775)	(3,504)	(254,511)	186,000	455,752	368,747	662,330	194,860	214,053	81,695	622,544
Total comprehensive income (loss)			$ 82,690						$ 159,274	$ 193,864	$ 257,566	$ 235,635	$ (120,710)	$ (64,574)	$ (148,496)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (114,869)	$ (54,634)	$ (145,312)		$ (17,765)	$ (38,531)	$ (39,669)	$ (65,742)	$ 73,745	$ (134,273)	$ (74,709)	$ (257,763)	$ (28,095)	$ (89,403)	$ 2,687	$ (117,195)	$ 35,111	$ (29,005)	$ (3,482)	$ (110,270)	$ (57,450)	$ (168,544)	$ (137,901)	$ (221,827)	$ (68,081)	$ (56,616)	$ (13,444)	$ (257,695)	$ 186,000	$ 455,752	$ 368,747	$ 662,330	$ 194,860	$ 214,053	$ 81,695	$ 622,544